Document and Entity Information	Nov. 23, 2021
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001846163
Document Type	8-K
Document Period End Date	Nov. 23, 2021
Entity Registrant Name	TIO TECH A
Entity Incorporation State Country Code	E9
Entity File Number	001-40317
Entity Address, Address Line One	Unter den Linden 21
Entity Address, Postal Zip Code	10117
Entity Address, City or Town	Berlin
Entity Address, Country	DE
City Area Code	+49 30
Local Phone Number	2092 4040
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	TIOAU
Security Exchange Name	NASDAQ
Class A Redeemable Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 par value
Trading Symbol	TIOA
Security Exchange Name	NASDAQ
Redeemable Warrants Each Warrant Exercisable For One Class A Ordinary Share Each At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	TIOAW
Security Exchange Name	NASDAQ